Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Post-retirement Benefits [Abstract]
Pension and Other Post-retirement Benefits [Text Block]

16.       Pension and Other Post-retirement Benefits

We have defined benefit pension plans which cover employees in the U.S. and various non-U.S. countries. We also sponsor postretirement benefit plans other than pensions that provide medical benefits to our U.S., Canadian, and French employees. In addition, we provide other post employment benefits such as early retirement and deferred compensation severance benefits to employees of certain non-U.S. countries. We use a measurement date of December 31 for all of our benefit plans.

Most employees in the U.S. and certain non-U.S. countries are eligible to participate in defined contribution plans (Employee Savings Plans) by contributing a portion of their compensation. We also make employer contributions, such as matching contributions, to certain of these plans.

For 2012, the actual return was a gain of 12.82% and 7.63% for U.S. and non-U.S. plan assets, respectively.

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, January 1	$2,067	$1,093	$1,834	$1,099
Service cost	41	24	40	29
Interest cost	80	51	91	56
Actuarial loss (gain)	87	145	239	(21)
Plan amendments	0	(8)	0	14
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Settlement	0	0	(31)	0
Curtailment	0	(4)	0	(1)
Foreign exchange effects	0	28	0	(31)
Net transfer out (including the effect of
any business combinations/divestitures)	0	0	0	(1)
Benefit obligation, December 31	2,156	1,288	2,067	1,093

Change in plan assets:
Fair value of plan assets, January 1	1,527	554	1,210	550
Actual return on plan assets	182	26	(18)	16
Company contributions	108	72	472	54
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Foreign exchange effects	0	14	0	(15)
Settlement	0	0	(31)	0
Fair value of plan assets, December 31	1,698	625	1,527	554
Funded status of continuing operations,
December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Prepaid benefit cost	$0	$15	$0	$47
Accrued benefit liability, current	0	(48)	0	(22)
Accrued benefit liability, long-term	(458)	(630)	(540)	(564)
Funded status, December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other
comprehensive income:
Actuarial and investment loss (gain)	$431	$106	$433	$(40)
Prior service cost (credit)	0	10	0	21
Balance at December 31	$431	$116	$433	$(19)

The following additional information is presented for our U.S. and non-U.S. pension plans as of December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined
benefit plans, December 31	$2,126	$1,172	$2,041	$1,016

Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$2,156	$987	$2,067	$846
Fair value of assets	1,698	309	1,527	259

Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$2,125	$779	$2,041	$720
Fair value of assets	1,698	171	1,527	162

The following table provides the components of net periodic pension costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$44	$40	$29	$14
Interest cost	80	91	62	31
Actual return on plan assets	(182)	18	(95)	(55)
Less – return in excess of (less than)
expected return	63	(123)	35	24
Expected return on plan assets	(119)	(105)	(60)	(31)
Settlement and curtailment loss	0	6	2	0
Prior service cost (benefit) amortization	0	0	0	(4)
Actuarial and investment loss amortization	23	0	0	8
Net periodic benefit cost (benefit)	$28	$32	$33	$18

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$26	$29	$19	$9
Interest cost	51	56	34	17
Actual return on plan assets	(26)	(16)	(23)	(25)
Less – return in excess of (less than) expected
return	(1)	(18)	3	15
Expected return on plan assets	(27)	(34)	(20)	(10)
Settlement and curtailment (gain) loss	(4)	(3)	0	(1)
Prior service cost (benefit) amortization	2	3	0	0
Actuarial and investment (gain) loss
amortization	(1)	0	0	1
Other	0	0	0	1
Net periodic benefit cost (benefit)	$47	$51	$33	$17

Our goal is to manage pension investments over the longer term to achieve optimal returns with an acceptable level of risk and volatility. The assets are externally managed by professional investment firms and performance is evaluated continuously against specific benchmarks.

The actual and target asset allocation for our plans are as follows:

	2012		2011
Millions of dollars	Actual	Target	Actual	Target
Canada
Equity securities	61%	60%	61%	60%
Fixed income	39%	40%	39%	40%
United Kingdom - Lyondell Chemical Plans
Equity securities	47%	50%	48%	50%
Fixed income	53%	50%	52%	50%
United Kingdom - Basell Plans
Equity securities	59%	60%	58%	60%
Fixed income	41%	40%	42%	40%
United States
Equity securities	58%	55%	58%	55%
Fixed income	33%	30%	35%	30%
Alternatives	9%	15%	7%	15%
Netherlands - Lyondell Chemical Plans
Equity securities	- -%	- -%	18%	50%
Fixed income	100%	100%	82%	50%
Netherlands - Basell Plans
Equity securities	7%	18%	10%	18%
Fixed income	93%	82%	90%	82%

We estimate the following contributions to our pension plans in 2013:

Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$99	$101
Multi-employer plans	0	8
Total	$99	$109

As of December 31, 2012, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$128	$76
2014	131	64
2015	138	66
2016	134	63
2017	144	65
2018 through 2022	750	331

The following tables set forth the principal assumptions on discount rates, projected rates of compensation increase and expected rates of return on plan assets, where applicable. These assumptions vary for the different plans, as they are determined in consideration of the local conditions.

The assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.82%	3.63%	4.07%	4.83%
Rate of compensation increase	4.00%	3.12%	4.00%	3.17%

The assumptions used in determining net benefit costs for our pension plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	4.07%	4.83%	5.18%	4.97%	5.68%	4.82%	5.75%	5.50%
Expected return on plan assets	8.00%	4.84%	8.00%	6.21%	8.00%	6.24%	8.00%	6.52%
Rate of compensation increase	4.00%	3.17%	4.00%	3.27%	4.00%	3.26%	4.00%	3.08%

The discount rate assumptions reflect the rates at which the benefit obligations could be effectively settled, based on published long-term bond indices where the term closely matches the term of the benefit obligations. The expected rate of return on assets was estimated based on the plans' asset allocation, a review of historical capital market performance, historical plan performance and a forecast of expected future asset returns. We review these long-term assumptions on a periodic basis.

Our pension plans have not directly invested in securities of LyondellBasell N.V., and there have been no significant transactions between any of the pension plans and the Company or related parties thereof.

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value measurements are classified using the following hierarchy:

Level 1 – Quoted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, quoted market prices are used to determine fair value and such measurements are classified within Level 1.  In some cases where market prices are not available, observable market-based inputs are used to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally-developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The major classes of the pension assets are measured at fair value using the following valuation methodologies:

Common and preferred stock – Valued at the closing price reported on the active market on which the individual securities are traded.

Fixed income securities – Certain securities that are not traded on an exchange are valued at the closing price reported by pricing services. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Commingled funds – Valued based upon the unit values of such collective trust funds held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund derived from inputs principally from, or corroborated by, observable market data by correlation or other means.

Real estate – Valued on the basis of a discounted cash flow approach, which includes the future rental receipts, expenses, and residual values as the highest and best use of the real estate from a market participant view as rental property.

Hedge funds – Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund.

Private equity – Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund. Certain securities held in the fund are valued at the closing price reported on the exchange or other established quotation service for over-the-counter securities. Other assets held in the fund are valued based on the most recent financial statements prepared by the fund manager.

Convertible securities – Valued at the quoted prices for similar assets or liabilities in active markets.

U.S. government securities – Certain securities are valued at the closing price reported on the active market on which the individual securities are traded. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Cash and cash equivalents – Valued at the quoted prices for similar assets or liabilities in active markets.

John Hancock group annuity contract – Valued at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

Metropolitan Life Insurance guaranteed investment group annuity contract – Valued at fair value as calculated by the Company. The market value of the GIC is estimated as the present value of its future expected cash flows, discounted at an appropriate interest rate.

The pension investments that are measured at fair value as of December 31, 2012 are summarized below:

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$411	$411	$0	$0
International	119	119	0	0
Fixed income securities
Corporate bonds	133	0	133	0
Mortgage-backed securities	17	0	17	0
Municipal bonds	7	0	7	0
Foreign government issued bonds	5	0	5	0
Asset-backed securities	2	0	2	0
Commingled funds
Domestic equity (a)	109	0	109	0
International equity (a)	380	0	380	0
Fixed income	198	0	198	0
Real estate	59	0	0	59
Hedge funds	73	0	0	73
Private equity	10	0	0	10
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	102	0	102	0
U.S. Treasury securities	68	68	0	0
Cash and cash equivalents	44	44	0	0
John Hancock GACs	6	0	0	6
Metropolitan Life Insurance GIC	15	0	0	15
Total U.S. Pension Assets	$1,759	$642	$954	$163

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stocks	$3	$3	$0	$0
Commingled funds
Domestic equity (a)	31	0	31	0
International equity (a)	128	0	128	0
Fixed income	144	0	144	0
Fixed income securities	308	0	308	0
Cash and cash equivalents	8	8	0	0
Total Non-U.S. Pension Assets	$622	$11	$611	$0

  In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input.  However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.

The pension investments that are measured at fair value as of December 31, 2011 are summarized below:

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$335	$335	$0	$0
International	20	20	0	0
Fixed income securities
Corporate bonds	127	0	127	0
Mortgage-backed securities	15	0	15	0
Municipal bonds	6	0	6	0
Foreign government issued bonds	10	0	10	0
Asset-backed securities	3	0	3	0
Commingled funds
Domestic equity	130	130	0	0
International equity	397	397	0	0
Fixed income	185	0	185	0
Real estate	50	0	0	50
Hedge funds	40	0	0	40
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	42	0	42	0
U.S. Treasury securities	58	58	0	0
Cash and cash equivalents	93	93	0	0
John Hancock GACs	5	0	0	5
Metropolitan Life Insurance GIC	16	0	0	16
Total U.S. Pension Assets	$1,533	$1,033	$389	$111

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stock	$190	$190	$0	$0
Fixed income securities	351	0	351	0
Cash and cash equivalents	13	13	0	0
Total Non-U.S. Pension Assets	$554	$203	$351	$0

The following table sets forth a summary of changes in the fair value of the Level 3 plan assets for the years ended December 31, 2012 and 2011:

	U.S. Pension Level 3 Assets
					John
	Real	Hedge	Private	Metropolitan	Hancock
Millions of dollars	Estate	Funds	Equity	Life GIC	GACs	Total
Balance at December 31, 2010	$42	$0	$0	$18	$5	$65
Realized gain	2	0	0	1	0	3
Unrealized gain (loss) related to
investments still held at the
reporting date	6	(1)	0	(3)	0	2
Purchases, sales, and settlements
Purchases	1	41	0	0	0	42
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2011	50	40	0	16	5	111
Realized gain	2	0	0	0	1	3
Unrealized gain (loss) related to
investments still held at the
reporting date	4	0	0	(1)	0	3
Purchases, sales, and settlements
Purchases	4	33	10	0	0	47
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2012	$59	$73	$10	$15	$6	$163

The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2012 are as follows:

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
U.S.
				daily,
				pending
Commingled fund investing				market
in Domestic Equity	$109	$0	N/A	condition	1 to 3 days	3 to 4 days

				daily,
				pending
Commingled fund investing				market
in International Equity	380	0	N/A	condition	1 to 3 days	3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	198	0	N/A	condition	1 to 3 days	3 to 7 days

				quarterly,
				pending
				market	15 to 25	45 to 90
Real Estate	59	12	10 years	condition	days	days

				monthly,
				pending
				market	10 to 30	20 to 90
Hedge Funds	73	0	N/A	condition	days	days

				quarterly,
				pending
				market
Private Equity	10	60	10 years	condition	N/A	N/A
Total U.S.	$829	$72

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
Non-U.S.
				1 to 7 days,
				pending
Commingled fund investing				market
in Domestic Equity	$31	$0	N/A	condition	1 to 3 days	1 to 3 days

				1 to 7 days,
				pending
Commingled fund investing				market
in International Equity	128	0	N/A	condition	1 to 3 days	1 to 3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	144	0	N/A	condition	1 to 3 days	3 days
Total Non-U.S.	$303	$0

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Multi-employer Plan―The Company participates in a multi-employer plan Pensionskasse der BASF WaG V.VaG, which provides for benefits to the majority of our employees in Germany. Up to a certain salary level, the benefit obligations are covered by contributions of the Company and the employees to the plan.

The following table provides disclosure related to the Company's multi-employer plan:

	Company Contributions
Millions of dollars	2012	2011	2010

Pensionskasse der BASF WaG V.VaG (a)	$8	$7	$7

(a) The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement.  The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees.  To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers.  The Pensionskasse der BASF WaG V.VaG's financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively.  Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.

Other Postretirement Benefits―We sponsor unfunded health care and life insurance plans covering certain eligible retired employees and their eligible dependents. Generally, the medical plans pay a stated percentage of medical expenses reduced by deductibles and other coverage. Life insurance benefits are generally provided by insurance contracts. We retain the right, subject to existing agreements, to modify or eliminate these benefits.

The following table provides a reconciliation of benefit obligations of our unfunded other postretirement benefit plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$338	$26	$310	$22
Service cost	5	1	4	1
Interest cost	13	1	18	1
Plan amendments	0	0	(1)	0
Curtailment	0	(1)	0	0
Actuarial loss	17	12	27	3
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Participant contributions	8	0	9	0
Foreign exchange effects	0	1	0	(1)
Benefit obligation, end of period	352	39	338	26

Change in plan assets:
Fair value of plan assets, beginning of period	0	0	0	0
Employer contributions	21	1	20	0
Participant contributions	8	0	9	0
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Fair value of plan assets, end of period	0	0	0	0
Funded status, end of period	$(352)	$(39)	$(338)	$(26)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Accrued benefit liability, current	$(21)	$(1)	$(20)	$(1)
Accrued benefit liability, long-term	(331)	(38)	(318)	(25)
Funded status, December 31	$(352)	$(39)	$(338)	$(26)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Accumulated
other comprehensive income:
Actuarial and investment loss	$61	$11	$46	$0
Prior service cost (credit)	(1)	0	(1)	0
Balance at December 31	$60	$11	$45	$0

The following table provides the components of net periodic other postretirement benefit costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$5	$4	$3	$2
Interest cost	13	18	11	5
Prior service cost (benefit) amortization	0	0	0	(3)
Actuarial loss amortization	1	0	0	0
Net periodic benefit cost	$19	$22	$14	$4

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$1	$1	$0	$0
Interest cost	1	1	1	1
Net periodic benefit cost	$2	$2	$1	$1

The following table sets forth the assumed health care cost trend rates at December 31:

			U.S. Plans
			2013	2012
Assumed heath care trend rate:
Immediate trend rate			7.9%	8.2%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)			4.5%	4.5%
Year that the rate reaches the ultimate trend rate			2027	2027

	Non-U.S. Plans
	Canada		France
	2013	2012	2013	2012
Assumed heath care trend rate:
Immediate trend rate	7.5%	8.0%	3.5%	2.0%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)	5.0%	5.0%	0	0
Year that the rate reaches the ultimate trend rate	2018	2018	0	0

The health care cost trend rate assumption does not have a significant effect on the amounts reported due to limits on maximum contribution levels to the medical plans. To illustrate, increasing or decreasing the assumed health care cost trend rates by one percentage point in each year would change the accumulated other postretirement benefit liability as of December 31, 2012 by less than $1 million for both U.S. and non-U.S. plans and would not have a material effect on the aggregate service and interest cost components of the net periodic other postretirement benefit cost for the year then ended.

The assumptions used in determining the net benefit liabilities for our other postretirement benefit plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.73%	3.80%	3.98%	5.03%
Rate of compensation increase	4.00%	3.00%	4.00%	3.00%

The assumptions used in determining the net benefit costs for our other postretirement benefit plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	3.98%	5.03%	5.00%	5.36%	5.73%	5.22%	5.75%	5.46%
Rate of compensation increase	4.00%	3.00%	4.00%	3.52%	4.00%	3.46%	4.00%	3.58%

As of December 31, 2012, future expected benefit payments by our other postretirement benefit plan, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$21	$1
2014	21	1
2015	22	1
2016	23	1
2017	23	1
2018 through 2022	121	7

Accumulated Other Comprehensive Income―The following pre-tax amounts were recognized in accumulated other comprehensive income as of and for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
	Actuarial	Prior Service	Actuarial	Prior Service
Millions of dollars	(Gain) Loss	Cost (Credit)	(Gain) Loss	Cost (Credit)
December 31, 2010	$37	$10	$16	$0
Arising during the period	362	12	26	3
Gain due to settlements and
curtailments	(6)	(1)	0	0
December 31, 2011	393	21	42	3
Arising during the period	166	(8)	32	(4)
Amortization	(22)	(3)	(2)	0
December 31, 2012	$537	$10	$72	$(1)

Deferred income taxes related to amounts in accumulated other comprehensive income include provisions of $197 million and $158 million as of December 31, 2012 and 2011, respectively. In connection with application of fresh-start accounting, on May 1, 2010 all gains and losses in OCI and the related deferred income were written off.

At December 31, 2012, AOCI included $23 million of net actuarial and investment loss related to U.S. pension plans and $3 million of prior service cost and $3 million of net actuarial and investment loss related to non-U.S. pension plans that are expected to be recognized as a component of net periodic benefit cost in 2013. At December 31, 2012, AOCI included $3 million and $1 million of net actuarial and investment loss related to U.S. and non-U.S. other postretirement benefits, respectively, that are expected to be recognized in net periodic benefit cost in 2013.

Defined Contribution Plans―Most employees in the U.S. and certain non-U.S. countries are eligible to participate in defined contribution plans (“Employee Savings Plans”) by contributing a portion of their compensation. We also make employer contributions, such as matching contributions, to certain of these plans. The Predecessor had temporarily suspended matching contributions to the U.S. Employee Savings Plans beginning in March 2009 as a result of filing voluntary petitions for reorganization under chapter 11 of the U.S. Bankruptcy Code. In May 2010, we resumed matching contributions under the U.S. Employee Savings Plans.

The following table provides the company contributions to the Employee Savings Plans:

	Company Contributions
	2012		2011		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.

Employee Savings Plans	$27	$4	$30	$4	$17	$0